PARTNERS' CAPITAL - Allocation of Capital Distributions and Contributions (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			11 Months Ended	12 Months Ended
	May 18, 2015	Mar. 18, 2014	Jun. 21, 2013	Jun. 04, 2013	Jun. 03, 2013	Feb. 15, 2013	May 31, 2015	Feb. 28, 2015	Mar. 31, 2014	Feb. 28, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Net investment											$ 0	$ 0
Partners' capital contribution											4,737	4,235	$ 2,229
Partners' capital distribution											(152,074)	(122,224)	(90,196)
Polar Midstream and Epping
Business Acquisition [Line Items]
Percent of membership interest acquired	100.00%
Liabilities incurred for acquisition	$ 92,500
Total consideration	285,677
Partners' capital contribution	130,367
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Percent of membership interest acquired		100.00%
Cost of acquired entity, cash paid		$ 305,000						$ 2,900		$ 307,900
Total consideration		307,941
Partners' capital distribution		(66,124)
Bison Midstream
Business Acquisition [Line Items]
Cost of acquired entity, cash paid				$ 200,000
Liabilities incurred for acquisition				200,000
Total consideration				248,900
Partners' capital contribution				$ 56,535
Basis for determining number of units issued, assumed equity issuance					$ 50,000
Basis for determining number of units issued, period					5 years
Basis for determining number of units issued, weighted-average price (in dollars per share)					$ 31.53
Closing price (in dollars per unit)				$ 30.85
Mountaineer Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable			$ 100,000
Liabilities incurred for acquisition			110,000
Total consideration			210,000
Basis for determining number of units issued, assumed equity issuance					$ 100,000
Basis for determining number of units issued, period					5 years
Basis for determining number of units issued, weighted-average price (in dollars per share)					$ 31.53
General partner
Business Acquisition [Line Items]
Partners' capital contribution											4,737	4,235
Partners' capital distribution											$ (9,784)	$ (4,770)	$ (1,803)
General partner interest (as a percent)							2.00%		2.00%		2.00%	2.00%	2.00%
General partner | Polar Midstream and Epping
Business Acquisition [Line Items]
Partners' capital contribution	2,607
General partner | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Partners' capital distribution		1,323
General partner | Bison Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable				$ 978
Number of shares issued for acquisition				31,711
Partners' capital contribution				$ 1,131
General partner | Mountaineer Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable			$ 2,000
Number of shares issued for acquisition			63,422
Limited partners, Common
Business Acquisition [Line Items]
Partners' capital distribution											$ (86,880)	$ (67,658)	$ (46,286)
Limited partners, Common | Polar Midstream and Epping
Business Acquisition [Line Items]
Partners' capital contribution	80,079
Limited partners, Common | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Partners' capital distribution		37,910
Limited partners, Common | Bison Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable				$ 47,936
Number of shares issued for acquisition				1,553,849
Partners' capital contribution				$ 28,558
Limited partners, Common | Mountaineer Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable			$ 98,000
Number of shares issued for acquisition			3,107,698
Limited partners, Subordinated
Business Acquisition [Line Items]
Partners' capital distribution											$ (55,410)	$ (49,796)	$ (42,107)
Limited partners, Subordinated | Polar Midstream and Epping
Business Acquisition [Line Items]
Partners' capital contribution	47,681
Limited partners, Subordinated | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Partners' capital distribution		26,891
Limited partners, Subordinated | Bison Midstream
Business Acquisition [Line Items]
Partners' capital contribution				26,846
Summit Investments | Bison Midstream
Business Acquisition [Line Items]
Total consideration						$ 303,168
Polar Midstream and Epping | Summit Investments
Business Acquisition [Line Items]
Net investment	$ 416,044
Red Rock Gathering Company, LLC | Summit Investments
Business Acquisition [Line Items]
Net investment		$ 241,817
Bison Midstream
Business Acquisition [Line Items]
Net investment				$ 305,449